Stock Prices and Dividends (Unaudited)	12 Months Ended
Jun. 30, 2013
Stock Prices and Dividends [Abstract]
Stock Prices and Dividends (Unaudited)

Stock Prices and Dividends (Unaudited)

(In dollars)		1st	2nd	3rd	4th	Total
2013	High	$87.71	$87.04	$98.15	$101.88	$101.88
	Low	70.42	75.80	86.51	84.50	70.42
	Dividends	0.41	0.41	0.43	0.45	1.70

2012	High	$92.01	$85.84	$91.47	$89.45	$92.01
	Low	60.36	59.26	76.92	71.90	59.26
	Dividends	0.37	0.37	0.39	0.41	1.54

2011	High	$72.12	$87.36	$95.00	$99.40	$99.40
	Low	54.26	67.52	82.80	83.65	54.26
	Dividends	0.27	0.29	0.32	0.37	1.25

Common Stock Listing: New York Stock Exchange, Stock Symbol PH